PREPAID EXPENSES AND OTHER RECEIVABLES	3 Months Ended
Jun. 30, 2022
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 5. PREPAID EXPENSES AND OTHER RECEIVABLES

(In thousands)	As of June 30, 2022	As of March 31, 2022

Prepaid insurance	$775	$1,084
Prepaid clinical research organization	607	–
Research & development tax credits	169	169
Tax deposits	142	142
Other prepaid expenses	155	45
Other receivables	84	40
Total prepaid expenses and other receivables	$1,932	$1,480